Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenues (notes 2, 3 and 4)	$ 416,562	$ 500,781	$ 1,216,226	$ 1,558,209
Voyage expenses (notes 2 and 3)	(90,899)	(42,454)	(271,688)	(133,891)
Vessel operating expenses (notes 2 and 4)	(157,585)	(200,456)	(478,057)	(599,500)
Time-charter hire expense (note 4)	(20,965)	(28,645)	(61,024)	(98,106)
Depreciation and amortization	(69,967)	(136,942)	(205,238)	(422,713)
General and administrative expenses (note 4)	(19,050)	(27,662)	(66,953)	(88,641)
Write-down and loss on sales of vessels (note 7)	(2,201)	(251,585)	(53,693)	(270,254)
Restructuring charges (note 12)	(813)	(2,883)	(4,065)	(5,059)
Income (loss) from vessel operations	55,082	(189,846)	75,508	(59,955)
Interest expense	(67,343)	(74,499)	(181,494)	(219,237)
Interest income	2,103	1,900	5,875	4,917
Realized and unrealized (losses) gains on non-designated derivative instruments (note 15)	(2,168)	(6,128)	17,981	(43,173)
Equity income (loss)	13,744	1,264	41,698	(36,373)
Foreign exchange gain (loss) (notes 8 and 15)	3,553	(2,642)	16,104	(22,888)
Loss on deconsolidation of Teekay Offshore (note 4)	0	(103,188)	(7,070)	(103,188)
Other loss	(2,400)	(4,705)	(2,795)	(5,169)
Income (loss) before income taxes	2,571	(377,844)	(34,193)	(485,066)
Income tax expense (note 16)	(4,334)	(5,221)	(17,197)	(11,767)
Net loss	(1,763)	(383,065)	(51,390)	(496,833)
Net loss (income) attributable to non-controlling interests	(10,242)	370,483	(9,494)	358,843
Net loss attributable to the shareholders of Teekay Corporation	$ (12,005)	$ (12,582)	$ (60,884)	$ (137,990)
Basic and diluted loss attributable to shareholders of Teekay Corporation (in usd per share)	$ (0.12)	$ (0.15)	$ (0.61)	$ (1.60)
Per common share of Teekay Corporation (note 17)
Cash dividends declared (in usd per share)	$ 0.055	$ 0.055	$ 0.165	$ 0.165
Weighted average number of common shares outstanding (note 17)
Basic and Diluted (in shares)	100,435,045	86,261,330	99,412,381	86,232,315